Portfolio of Investments
CTIVP® – MFS® Value Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 3.0%
Media 3.0%
Charter Communications, Inc., Class A(a)	46,116	13,989,288
Comcast Corp., Class A	990,014	29,037,111
Total		43,026,399
Total Communication Services		43,026,399
Consumer Discretionary 4.3%
Hotels, Restaurants & Leisure 1.1%
Marriott International, Inc., Class A	111,288	15,595,901
Multiline Retail 1.2%
Target Corp.	121,436	18,019,888
Specialty Retail 2.0%
Lowe’s Companies, Inc.	150,583	28,280,993
Total Consumer Discretionary		61,896,782
Consumer Staples 5.9%
Beverages 2.7%
Diageo PLC	529,213	22,276,443
PepsiCo, Inc.	104,585	17,074,547
Total		39,350,990
Food Products 1.8%
Archer-Daniels-Midland Co.	64,383	5,179,612
Nestlé SA, Registered Shares	193,390	20,916,545
Total		26,096,157
Household Products 1.4%
Kimberly-Clark Corp.	101,257	11,395,463
Reckitt Benckiser Group PLC	120,517	7,988,047
Total		19,383,510
Total Consumer Staples		84,830,657
Energy 4.6%
Oil, Gas & Consumable Fuels 4.6%
ConocoPhillips Co.	294,248	30,113,340
EOG Resources, Inc.	112,371	12,555,212
Pioneer Natural Resources Co.	106,219	22,999,600
Total		65,668,152
Total Energy		65,668,152
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 25.8%
Banks 6.1%
Citigroup, Inc.	365,934	15,248,470
JPMorgan Chase & Co.	452,987	47,337,142
PNC Financial Services Group, Inc. (The)	107,784	16,105,085
Truist Financial Corp.	196,854	8,571,023
Total		87,261,720
Capital Markets 7.2%
BlackRock, Inc.	34,661	19,073,255
Goldman Sachs Group, Inc. (The)	42,460	12,442,903
KKR & Co., Inc., Class A	183,652	7,897,036
Moody’s Corp.	39,685	9,647,820
Morgan Stanley	340,531	26,905,354
Nasdaq, Inc.	487,479	27,630,310
Total		103,596,678
Consumer Finance 1.6%
American Express Co.	173,826	23,450,865
Insurance 10.9%
Aon PLC, Class A	136,364	36,527,825
Chubb Ltd.	171,552	31,201,878
Marsh & McLennan Companies, Inc.	228,016	34,040,509
Progressive Corp. (The)	295,382	34,326,342
Travelers Companies, Inc. (The)	130,312	19,963,798
Total		156,060,352
Total Financials		370,369,615
Health Care 19.2%
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	204,146	19,753,167
Boston Scientific Corp.(a)	413,611	16,019,154
Medtronic PLC	212,983	17,198,377
Total		52,970,698
Health Care Providers & Services 4.6%
Cigna Corp.	155,738	43,212,623
McKesson Corp.	67,244	22,854,218
Total		66,066,841
CTIVP® – MFS® Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.9%
Danaher Corp.	50,205	12,967,449
Thermo Fisher Scientific, Inc.	57,419	29,122,343
Total		42,089,792
Pharmaceuticals 8.0%
Johnson & Johnson	294,689	48,140,395
Merck & Co., Inc.	301,581	25,972,156
Pfizer, Inc.	776,602	33,984,104
Roche Holding AG, Genusschein Shares	18,609	6,057,839
Total		114,154,494
Total Health Care		275,281,825
Industrials 18.0%
Aerospace & Defense 4.9%
General Dynamics Corp.	96,146	20,399,297
Northrop Grumman Corp.	88,299	41,528,786
Raytheon Technologies Corp.	109,663	8,977,013
Total		70,905,096
Building Products 2.9%
Johnson Controls International PLC	375,295	18,472,020
Masco Corp.	191,426	8,937,680
Trane Technologies PLC	100,368	14,534,290
Total		41,943,990
Electrical Equipment 1.5%
Eaton Corp. PLC	160,232	21,368,539
Industrial Conglomerates 2.1%
Honeywell International, Inc.	182,665	30,499,575
Machinery 2.9%
Illinois Tool Works, Inc.	118,628	21,430,148
Otis Worldwide Corp.	67,510	4,307,138
PACCAR, Inc.	103,409	8,654,300
Stanley Black & Decker, Inc.	90,339	6,794,396
Total		41,185,982
Professional Services 1.2%
Equifax, Inc.	98,518	16,888,941
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.5%
Canadian National Railway Co.	80,834	8,729,264
Union Pacific Corp.	136,113	26,517,534
Total		35,246,798
Total Industrials		258,038,921
Information Technology 7.1%
IT Services 1.9%
Accenture PLC, Class A	107,300	27,608,290
Semiconductors & Semiconductor Equipment 5.2%
Analog Devices, Inc.	70,945	9,885,476
KLA Corp.	51,755	15,662,616
NXP Semiconductors NV	91,199	13,452,765
Texas Instruments, Inc.	229,108	35,461,336
Total		74,462,193
Total Information Technology		102,070,483
Materials 4.0%
Chemicals 4.0%
DuPont de Nemours, Inc.	329,641	16,613,906
International Flavors & Fragrances, Inc.	60,330	5,479,774
PPG Industries, Inc.	179,636	19,883,909
Sherwin-Williams Co. (The)	73,926	15,136,349
Total		57,113,938
Total Materials		57,113,938
Real Estate 0.7%
Equity Real Estate Investment Trusts (REITS) 0.7%
Prologis, Inc.	35,464	3,603,142
Public Storage	20,848	6,104,503
Total		9,707,645
Total Real Estate		9,707,645
Utilities 6.8%
Electric Utilities 5.2%
American Electric Power Co., Inc.	100,863	8,719,606
Duke Energy Corp.	323,482	30,090,296
Southern Co. (The)	403,883	27,464,044
Xcel Energy, Inc.	113,322	7,252,608
Total		73,526,554

2	CTIVP® – MFS® Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.6%
Dominion Energy, Inc.	334,708	23,131,670
Total Utilities		96,658,224
Total Common Stocks (Cost $1,238,805,834)		1,424,662,641

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	8,586,802	8,582,509
Total Money Market Funds (Cost $8,582,527)		8,582,509
Total Investments in Securities (Cost: $1,247,388,361)		1,433,245,150
Other Assets & Liabilities, Net		105,443
Net Assets		1,433,350,593
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	8,587,856	193,071,541	(193,077,723)	835	8,582,509	(8,766)	90,526	8,586,802
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – MFS® Value Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7034_12_A01_(11/22)